Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other payables
Schedule of trade and other payables
	December 31, 2024	December 31, 2023
	$	$
Trade payables	3,254,838	3,240,658
Accrued liabilities (i)	1,107,230	954,371
	4,362,068	4,195,029

Schedule of accrued liabilities
	December 31, 2024	December 31, 2023
	$	$
External research and development fees	55,670	—
Operational expenses	178,307	71,953
Professional and other fees	464,060	473,225
Accrued interest	409,193	409,193
	1,107,230	954,371